Note 32 - Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net (Tables)	12 Months Ended
Dec. 31, 2018
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net Abstract
Table of Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net
	December 31, 2018	December 31, 2017
(Loss) / Income from foreign currency forward transactions	(296,182)	84,561
Income from debt and equity instruments	1,429,211	4,286,558
Interest rate swaps	(1,017,186)	(9,821)
TOTAL	115,843	4,361,298